Stockholders' Equity	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
Stockholders' Equity

9. Stockholders' Equity

On January 30, 2026, and April 30, 2026, the Company paid dividends of $0.59375 per share, $8,012 in aggregate, on its Series F Preferred Shares.

On January 30, 2025, and April 30, 2025, the Company paid dividends of $0.59375 per share, $8,012 in aggregate, on its Series F Preferred Shares.

On March 2, 2026, and May 28, 2026, the Company paid dividends of $0.57812 per share $5,488 in total, on its Series E Preferred Shares.

On February 28, 2025, and May 28, 2025, the Company paid dividends of $0.57812 per share $5,488 in total, on its Series E Preferred Shares.

On February 19, 2026, the Company paid dividend of $0.50 per common share amounting to $15,064 and on June 15, 2026, the Company declared a dividend of $1.00 per common share payable on July 30, 2026, to the shareholders of record as of July 23, 2026.

On March 27, 2025, the Company declared the first semi-annual dividend of $0.60 per common share, $18,077 in total, which was paid on July 18, 2025.

On May 1, 2024, the Company’s Board of Directors adopted, in accordance with Bermuda law, the Tsakos Energy Navigation Limited 2024 Equity Incentive Plan (the “2024 Plan”), which replaced the Company’s share-based incentive plan adopted in 2012. The 2024 Plan permits the Company to grant share options or other share based awards with respect to up to 1,000,000 of the Company’s common shares to its directors and officers, to the officers of the vessels in the fleet, and to the directors, officers and employees of our managers. On July 24, 2024, 625,000 restricted common shares were granted under the 2024 Plan to Company directors and officers as well as other employees and persons who provide services to the Company and its subsidiaries and employees of any management company, of which 3,000 shares were subsequently forfeited during the second half of 2024. The restricted shares were scheduled to vest upon satisfaction of the time-based and performance-based conditions. The time-based condition is satisfied so long as the participant continues to have a service relationship with the Company or its subsidiaries or any management company on the applicable vesting dates. The performance-based condition is satisfied upon determination by the Company that the fleet utilization as defined in the awards, equals or exceeds 85% for the period from January 1, 2024 through the end of the last complete fiscal quarter preceding each vesting date. The vesting schedule is as follows: 25% of the shares vested on January 1, 2025, 25% vested on July 1, 2025, 25% vested on January 1, 2026, and 25% vested on July 1, 2026.

During the first half of 2026 and 2025, stock-based compensation expense on restricted common stock amounted to $1,020 and $4,578, respectively, whereas total unrecognized stock-based compensation expense relating to the Company’s outstanding restricted common stock was $nil as of June 30, 2026 ($3,511 as of June 30, 2025). During the second quarter of 2026 and 2025, stock-based compensation expense on restricted common shares amounted to $507 and $2,302, respectively.

Movements under this plan are as follows:

	Number of RSUs Granted	Number of RSUs Forfeited	Number of RSUs Vested	Balance of Non-Vested RSUs	Grant – Date Fair Value per share
December 31, 2024	625,000	(3,000)	—	622,000	$26.07
Vested January 1 to June 30, 2025	—	—	(155,500)	(155,500)	$26.07
June 30, 2025	625,000	(3,000)	(155,500)	466,500	$26.07

December 31, 2025	625,000	(3,000)	(311,000)	311,000	$26.07
Vested January 1 to June 30, 2026	—	—	(155,500)	(155,500)	$26.07
June 30, 2026	625,000	(3,000)	(466,500)	155,500	$26.07

During the first half of 2026 and 2025, the Company had no new issuances of shares (other than the restricted shares discussed above).

The Company owns 51% of Mare Success S.A., the holding-company of two Liberian registered companies which own the vessels Selini and Salamina and two Marshall Islands registered companies which own the vessels Byzantion and Bosporos. 49% of Mare Success S.A. is owned by Polaris Oil Shipping Inc. (“Polaris”), an affiliate of the Company’s charterer, Flopec Petrolera Ecuatoriana (“Flopec”). Mare Success S.A. is fully consolidated in the accompanying consolidated financial statements. There have been no transactions between Polaris and the Company since the incorporation of Mare Success S.A. No revenue was generated through charter agreements with Flopec during the second quarter and the first half of 2026, compared to 4.6% of the Company’s revenue in the prior year quarter and 4.7% in the prior year’s first half.